Related Parties Transactions and Balances (Details) - Schedule of Compensation to Related Parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Compensation to Related Parties [Abstract]
Compensation to directors employed by the Company	$ 797	$ 616	$ 1,041
Compensation to other key management personnel	362	487	444
Compensation to directors who are not employed by the Company	$ 179	$ 200	$ 88